Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating revenue
Total operating revenue		$ 6,174,236	$ 11,740,852	$ 7,194,187
Cost of revenue		2,098,262	834,614	6,383
Gross Profit		4,075,974	10,906,238	7,187,804
Operating expenses
Selling expenses		756,541	376,899	97,939
R&D expenses		85,670,072	294,641	292,579
General and administrative expenses		8,359,571	5,636,709	1,846,849
Total operating expenses		94,786,184	6,308,249	2,237,367
Income (loss) from operations		(90,710,210)	4,597,989	4,950,437
Other income, net
Interest income (expense), net		(53,106)	750
Impairment loss		(22,204,224)
Other income (expenses), net		(755,275)	(4,924)	59,377
Total other income (expenses), net		(23,012,605)	(4,174)	59,377
Income (loss) before income tax		(113,722,815)	4,593,815	5,009,814
Income tax expense (benefit)		(544,818)	2,134,082	1,407,449
Income (loss) before noncontrolling interest		(113,177,997)	2,459,733	3,602,365
Less: income (loss) attributable to noncontrolling interest		(11,871,038)	311,497
Net income (loss) to the Company		(101,306,959)	2,148,236	3,602,365
Other comprehensive income
Foreign currency translation loss attributable to the Company		4,746,082	(223,726)	(585,619)
Foreign currency translation loss attributable to noncontrolling interest		352,569	(21,790)
Comprehensive income (loss) attributable to the Company		(96,560,877)	1,924,510	3,016,746
Comprehensive income (loss) attributable to noncontrolling interest		$ (11,518,469)	$ 289,707
Common Class A [Member]
Other comprehensive income
Net (loss) income per share - basic	[1]	$ (11.42)	$ 0.70	$ 1.42
Net (loss) income per share - diluted	[1]	$ (11.42)	$ 0.70	$ 1.42
Weighted average number of ordinary shares outstanding - basic	[1]	9,908,885	3,529,350	2,534,090
Weighted average number of ordinary shares outstanding - diluted	[1]	9,908,885	3,529,350	2,534,090
Common Class B [Member]
Other comprehensive income
Net (loss) income per share - basic	[1]	$ (539.36)
Net (loss) income per share - diluted	[1]	$ (539.36)
Weighted average number of ordinary shares outstanding - basic	[1]	209,836
Weighted average number of ordinary shares outstanding - diluted	[1]	209,836
Advertising Services [Member]
Operating revenue
Total operating revenue		$ 1,941,510	$ 5,307,280	$ 7,174,050
Cash Rebate and Payment Solution Services [Member]
Operating revenue
Total operating revenue		245,684	84,592	20,137
Software Licensing [Member]
Operating revenue
Total operating revenue		2,435,148	5,715,333
Production Income [Member]
Operating revenue
Total operating revenue		854,328	362,040
Promotional Campaign Services and Others [Member]
Operating revenue
Total operating revenue		$ 697,566	$ 271,607

[1]	Retrospectively restated for the 16 for 1